Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 3,513
Ending balance
Gain (Loss) on Investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain recognized in loss on extinguishment of debt, net	[1]		(1,581)
Gain Loss on Extinguishment of Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain recognized in loss on extinguishment of debt, net			(1,932)
Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Additions during the period		4,100
Payments in cash during the period		(4,000)
Changes in fair value during the period		(100)
Ending balance

[1]	Recorded in (gain) loss on financial instruments, net.